Schedule of Stock Options (Details) - $ / shares			9 Months Ended	12 Months Ended
	Aug. 25, 2023	Jun. 05, 2023	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options, granted				1,650,000
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding, beginning balance			3,645,000
Weighted average exercise price per share, beginning balance			$ 0.43
Options, granted	125,000	400,000	970,000	3,770,000
Weighted average exercise price, granted			$ 0.52	$ 0.43
Options, exercised
Weighted average exercise price, exercised
Options, forfeited
Weighted average exercise price, forfeited
Options outstanding, Expired				125,000
Weighted average exercise price, expired				$ 0.40
Options, expired				(125,000)
Options outstanding, ending balance			4,615,000	3,645,000
Weighted average exercise price per share, ending balance			$ 0.43	$ 0.43
Options, exercisable			580,000	465,000
Weighted average exercise price, exercisable			$ 0.46	$ 0.46